Condensed Financial Information of Registrant (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed Statements of Financial Position (Parent Company Only)
Condensed Statements of Financial Position (Parent Company Only)

AS OF DEC. 31 US$ MILLIONS	2025	2024
Assets
Cash and cash equivalents	$2	$—
Investments in subsidiaries	17,514	12,249
Due from related party	83	1
Total assets	17,599	12,250
Liability
Accounts payable and accrued liabilities	2	2
Due to related party	11	22
Total liabilities	13	24
Equity
Share capital	13,645	9,968
Retained earnings	2,820	2,054
Accumulated other comprehensive income	1,121	204
Total equity	17,586	12,226
Total liabilities and equity	$17,599	$12,250

Condensed Statements of Comprehensive Income (Parent Company Only)
Condensed Statements of Comprehensive Income (Parent Company Only)

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Income of equity method investments	$780	$1,230	$806
Operating expenses	(14)	(16)	(10)
Net income	766	1,214	796
Other comprehensive income	917	324	403
Comprehensive income	$1,683	$1,538	$1,199

Condensed Statements of Cash Flows (Parent Company Only)
Condensed Statements of Cash Flows (Parent Company Only)

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Operating activities
Net income	$766	$1,214	$796
Non-cash items affecting net income:
Equity in undistributed earnings of subsidiaries	(780)	(1,230)	(806)
Changes in non-cash balances related to operations:
Changes in working capital	(11)	(31)	(22)
Cash flows from operating activities	(25)	(47)	(32)
Investing activities
Investments in shares of subsidiaries	43	61	42
Cash flows from investing activities	43	61	42
Financing activities
Distributions	(16)	(14)	(10)
Cash flows from financing activities	(16)	(14)	(10)
Cash and cash equivalents
Cash and cash equivalents, beginning of year	—	—
Net change during the year	2	—	—
Cash and cash equivalents, end of year	$2	$—	$—